Capital Stock Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Capital Stock Transactions [Abstract]
Schedule Of Capital Stock Repurchases

	For the Years Ended December 31,
	2013	2012	2011
Shares repurchased	1,356,344	932,706	2,602,513
Weighted average price per share	$68.50	$64.87	$55.28